Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2012
Registrant Name	NORTHERN FUNDS
Central Index Key	0000916620
Amendment Flag	false
Document Creation Date	Mar 26, 2013
Document Effective Date	Mar 26, 2013
Prospectus Date	Jul 31, 2012

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS
FIXED INCOME FUNDS

SUPPLEMENT DATED MARCH 26, 2013 TO
PROSPECTUS DATED JULY 31, 2012

The following replaces (1) the sixth paragraph under the Tax-Advantaged Ultra-Short Fixed Income Fund’s “FUND SUMMARIES — PRINCIPAL INVESTMENT STRATEGIES” section beginning on page 22 of the Prospectus; and (2) the fifth paragraph under the Ultra-Short Fixed Income Fund’s “FUND SUMMARIES — PRINCIPAL INVESTMENT STRATEGIES” section beginning on page 26 of the Prospectus:

The Fund’s dollar-weighted average maturity, under normal circumstances, will range between six and eighteen months. Under normal circumstances, the Fund will invest only in securities with a duration of three years or less. The investment management team may adjust the Fund’s holdings based on actual or anticipated changes in interest rates or credit quality, and may shorten the Fund’s duration below six months based on the investment management team’s interest rate outlook or adverse market conditions.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Supplement [Text Block]	nf12_SupplementTextBlock	PROSPECTUS SUPPLEMENT

NORTHERN FUNDS
FIXED INCOME FUNDS

SUPPLEMENT DATED MARCH 26, 2013 TO
PROSPECTUS DATED JULY 31, 2012

The following replaces (1) the sixth paragraph under the Tax-Advantaged Ultra-Short Fixed Income Fund’s “FUND SUMMARIES — PRINCIPAL INVESTMENT STRATEGIES” section beginning on page 22 of the Prospectus; and (2) the fifth paragraph under the Ultra-Short Fixed Income Fund’s “FUND SUMMARIES — PRINCIPAL INVESTMENT STRATEGIES” section beginning on page 26 of the Prospectus:

The Fund’s dollar-weighted average maturity, under normal circumstances, will range between six and eighteen months. Under normal circumstances, the Fund will invest only in securities with a duration of three years or less. The investment management team may adjust the Fund’s holdings based on actual or anticipated changes in interest rates or credit quality, and may shorten the Fund’s duration below six months based on the investment management team’s interest rate outlook or adverse market conditions.
NORTHERN ULTRA-SHORT FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf12_SupplementTextBlock	PROSPECTUS SUPPLEMENT

NORTHERN FUNDS
FIXED INCOME FUNDS

SUPPLEMENT DATED MARCH 26, 2013 TO
PROSPECTUS DATED JULY 31, 2012

The following replaces (1) the sixth paragraph under the Tax-Advantaged Ultra-Short Fixed Income Fund’s “FUND SUMMARIES — PRINCIPAL INVESTMENT STRATEGIES” section beginning on page 22 of the Prospectus; and (2) the fifth paragraph under the Ultra-Short Fixed Income Fund’s “FUND SUMMARIES — PRINCIPAL INVESTMENT STRATEGIES” section beginning on page 26 of the Prospectus:

The Fund’s dollar-weighted average maturity, under normal circumstances, will range between six and eighteen months. Under normal circumstances, the Fund will invest only in securities with a duration of three years or less. The investment management team may adjust the Fund’s holdings based on actual or anticipated changes in interest rates or credit quality, and may shorten the Fund’s duration below six months based on the investment management team’s interest rate outlook or adverse market conditions.
NORTHERN TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf12_SupplementTextBlock	PROSPECTUS SUPPLEMENT

NORTHERN FUNDS
FIXED INCOME FUNDS

SUPPLEMENT DATED MARCH 26, 2013 TO
PROSPECTUS DATED JULY 31, 2012

The following replaces (1) the sixth paragraph under the Tax-Advantaged Ultra-Short Fixed Income Fund’s “FUND SUMMARIES — PRINCIPAL INVESTMENT STRATEGIES” section beginning on page 22 of the Prospectus; and (2) the fifth paragraph under the Ultra-Short Fixed Income Fund’s “FUND SUMMARIES — PRINCIPAL INVESTMENT STRATEGIES” section beginning on page 26 of the Prospectus:

The Fund’s dollar-weighted average maturity, under normal circumstances, will range between six and eighteen months. Under normal circumstances, the Fund will invest only in securities with a duration of three years or less. The investment management team may adjust the Fund’s holdings based on actual or anticipated changes in interest rates or credit quality, and may shorten the Fund’s duration below six months based on the investment management team’s interest rate outlook or adverse market conditions.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Document Creation Date	dei_DocumentCreationDate	Mar 26, 2013